PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ (15)	$ 0	$ 832
Actuarial (gain) loss			832
Return on plan assets greater/(less) than discount rate	82	799
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,140
Current service cost	85	100	100
Interest cost (income)	138	204	223
Past service cost - Plan amendments	(13)	4	(851)
Past service cost - Curtailments	(2)
Balance at end of the period	3,600	4,140
Present value of the wholly or party funded obligation				$ (589)	$ (757)
Fair value of plan assets				498
Net present value of the wholly or partly funded obligation				(91)	211
Present value of the unfunded obligation				(3,509)	(3,929)
Net amount recognized	(3,600)	(4,140)		(3,600)	(4,140)
Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,686	5,400
Current service cost	85	100
Interest cost (income)	155	226
Past service cost - Plan amendments	(13)	4
Past service cost - Curtailments	(2)
Plan participants’ contribution	32	29
Actuarial (gain) loss	395	942
Demographic assumptions	(11)	(153)
Financial assumptions	(320)	(680)
Experience adjustment	(64)	(109)
Benefits paid	(266)	(258)
Foreign currency exchange rate differences and other movements	(184)	127
Balance at end of the period	4,098	4,686	5,400
Net amount recognized	(4,686)	(5,400)	(5,400)	(4,098)	(4,686)
Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(546)	(599)
Interest cost (income)	(17)	(22)
Plan participants’ contribution	(32)	(12)
Benefits paid	63	61
Foreign currency exchange rate differences and other movements	(2)	(1)
Return on plan assets greater/(less) than discount rate	(33)	17
Employer contribution	(3)	(44)
Balance at end of the period	(498)	(546)	(599)
Fair value of plan assets					546
Net amount recognized	546	546	599	498	546
United States | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,731
Current service cost	49	58	59
Interest cost (income)	103	159	177
Past service cost - Plan amendments	(10)	0	(844)
Past service cost - Curtailments	0
Balance at end of the period	2,416	2,731
Present value of the wholly or party funded obligation				(528)	(689)
Fair value of plan assets				491
Net present value of the wholly or partly funded obligation				(37)	151
Present value of the unfunded obligation				(2,379)	(2,580)
Net amount recognized	(2,416)	(2,731)		(2,416)	(2,731)
United States | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,269	4,183
Current service cost	49	58
Interest cost (income)	120	181
Past service cost - Plan amendments	(10)	0
Past service cost - Curtailments	0
Plan participants’ contribution	32	29
Actuarial (gain) loss	365	1,005
Demographic assumptions	(14)	(168)
Financial assumptions	(285)	(728)
Experience adjustment	(66)	(109)
Benefits paid	(188)	(177)
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	2,907	3,269	4,183
Net amount recognized	(2,907)	(4,183)	(4,183)	(2,907)	(3,269)
United States | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(538)	(592)
Interest cost (income)	(17)	(22)
Plan participants’ contribution	(32)	(12)
Benefits paid	61	59
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets greater/(less) than discount rate	(32)	15
Employer contribution	(3)	(44)
Balance at end of the period	(491)	(538)	(592)
Fair value of plan assets					538
Net amount recognized	491	592	592	491	538
Canada | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	679
Current service cost	10	9	7
Interest cost (income)	21	23	25
Past service cost - Plan amendments	(1)	1	(3)
Past service cost - Curtailments	0
Balance at end of the period	591	679
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(591)	(679)
Net amount recognized	(591)	(679)		(591)	(679)
Canada | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	679	592
Current service cost	10	9
Interest cost (income)	21	23
Past service cost - Plan amendments	(1)	1
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	32	(45)
Demographic assumptions	2	2
Financial assumptions	(24)	40
Experience adjustment	(10)	3
Benefits paid	(34)	(32)
Foreign currency exchange rate differences and other movements	(52)	41
Balance at end of the period	591	679	592
Net amount recognized	(591)	(592)	(592)	(591)	(679)
Canada | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Balance at end of the period	0	0	0
Fair value of plan assets					0
Net amount recognized	0	0	0	0	0
Europe | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	571
Current service cost	25	26	27
Interest cost (income)	12	11	12
Past service cost - Plan amendments	(2)	2	(4)
Past service cost - Curtailments	(2)
Balance at end of the period	524	571
Present value of the wholly or party funded obligation				(61)	(68)
Fair value of plan assets				7
Net present value of the wholly or partly funded obligation				(54)	60
Present value of the unfunded obligation				(470)	(511)
Net amount recognized	(524)	(571)		(524)	(571)
Europe | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	579	492
Current service cost	25	26
Interest cost (income)	12	11
Past service cost - Plan amendments	(2)	2
Past service cost - Curtailments	(2)
Plan participants’ contribution	0	0
Actuarial (gain) loss	(3)	(7)
Demographic assumptions	1	3
Financial assumptions	(8)	9
Experience adjustment	10	(5)
Benefits paid	(41)	(42)
Foreign currency exchange rate differences and other movements	(43)	83
Balance at end of the period	531	579	492
Net amount recognized	(531)	(492)	(492)	(531)	(579)
Europe | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(8)	(7)
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Benefits paid	2	2
Foreign currency exchange rate differences and other movements	(2)	(1)
Return on plan assets greater/(less) than discount rate	(1)	2
Employer contribution	0	0
Balance at end of the period	(7)	(8)	(7)
Fair value of plan assets					8
Net amount recognized	8	8	7	7	8
Other | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	159
Current service cost	1	7	7
Interest cost (income)	2	11	9
Past service cost - Plan amendments	0	1	0
Past service cost - Curtailments	0
Balance at end of the period	69	159
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(69)	(159)
Net amount recognized	(69)	(159)		(69)	(159)
Other | Other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	159	133
Current service cost	1	7
Interest cost (income)	2	11
Past service cost - Plan amendments	0	1
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Actuarial (gain) loss	1	(11)
Demographic assumptions	0	10
Financial assumptions	(3)	(1)
Experience adjustment	2	2
Benefits paid	(3)	(7)
Foreign currency exchange rate differences and other movements	(89)	3
Balance at end of the period	69	159	133
Net amount recognized	(69)	(133)	(133)	(69)	(159)
Other | Other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets greater/(less) than discount rate	0	0
Employer contribution	0	0
Balance at end of the period	0	0	0
Fair value of plan assets					0
Net amount recognized	$ 0	$ 0	$ 0	$ 0	$ 0